Property and equipment (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	SFr 252,899
Disposals	(236,462)
Property, plant and equipment	33,895	SFr 252,899
At cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	760,056	753,667
Additions	0	6,389
Property, plant and equipment	523,594	760,056
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(507,157)	(384,373)
Additions	(72,713)	(122,784)
Disposals	90,171
Property, plant and equipment	(489,699)	(507,157)
Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	51,965
Property, plant and equipment	19,480	51,965
Production equipment | At cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	289,888	283,499
Additions	0	6,389
Disposals	0
Property, plant and equipment	289,888	289,888
Production equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(237,923)	(184,329)
Additions	(32,485)	(53,594)
Disposals	0
Property, plant and equipment	(270,408)	(237,923)
Office furniture and EDP
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	28,078
Property, plant and equipment	14,415	28,078
Office furniture and EDP | At cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	233,706	233,706
Additions	0	0
Disposals	0
Property, plant and equipment	233,706	233,706
Office furniture and EDP | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(205,628)	(183,710)
Additions	(13,663)	(21,918)
Disposals	0
Property, plant and equipment	(219,291)	(205,628)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	172,856
Property, plant and equipment	0	172,856
Leasehold improvements | At cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	236,462	236,462
Additions	0	0
Disposals	(236,462)
Property, plant and equipment	0	236,462
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(63,606)	(16,334)
Additions	(26,565)	(47,272)
Disposals	90,171
Property, plant and equipment	SFr 0	SFr (63,606)